Schedule of employee benefits liability (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Defined benefit obligation	₨ 71,459	₨ 71,277
Liability for compensated absences	25,706	25,487
Total liability	97,155	96,766
Net Unfunded liability	₨ 71,449	₨ 71,277